Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 10, 2012
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVFX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVCX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVYX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVVX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQAX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQBX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQCX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIQIX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAAX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSACX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAYX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVAIX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAAX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBACX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAYX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAIX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMAX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMCX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMYX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMIX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQAX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQCX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQYX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQIX

Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund
TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Touchstone Growth Opportunities Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled
"Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information"
on page 71 in the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Growth Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Growth Opportunities Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.43%	0.70%	0.67%	0.31%
Total Annual Fund Operating Expenses		1.43%	2.45%	1.42%	1.06%
Fee Waiver and/or Expense Reimbursement	[1]	(0.23%)	(0.50%)	(0.47%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.95%	0.95%	0.84%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.84% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Growth Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	690	298	97	86
Expense Example, with Redemption, 3 Years	980	716	403	315
Expense Example, with Redemption, 5 Years	1,291	1,261	732	563
Expense Example, with Redemption, 10 Years	2,171	2,748	1,661	1,274

Expense Example, No Redemption (USD $)	Touchstone Growth Opportunities Fund Class C
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	716
Expense Example, No Redemption, 5 Years	1,261
Expense Example, No Redemption, 10 Years	2,748

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate  higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 204% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.  In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
3000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Growth Opportunities Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2003 +18.90% Worst Quarter: 4th Quarter 2008 -24.04% The year to date return for the Fund's Class A shares as of June 30, 2012 is 8.80%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on September 29, 1995, Class C shares began operations on August 2, 1999 and Class Y shares and Institutional shares began operations on February 2, 2009. The Class Y shares and Institutional shares performance was calculated using the historical performance of the Class A shares for the periods prior to February 2, 2009.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Growth Opportunities Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(13.49%)	0.09%	0.66%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(13.49%)	0.07%	0.66%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(8.77%)	0.07%	0.57%
Class C	Class C Return Before Taxes	(9.81%)	0.73%	0.63%
Class Y	Class Y Return Before Taxes	(8.01%)	1.43%	1.34%
Institutional Class	Institutional Shares Return Before Taxes	(7.86%)	1.52%	1.38%
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.18%	2.46%	2.74%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Growth Opportunities Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled
"Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information"
		on page 71 in the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate  higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 204% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.  In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

		(4) better risk/reward opportunities may be found in other stocks.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks
		under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
3000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000 Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Growth Opportunities Fund - Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 +18.90% Worst Quarter: 4th Quarter 2008 -24.04% The year to date return for the Fund's Class A shares as of June 30, 2012 is 8.80%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on September 29, 1995, Class C shares began operations on August 2, 1999 and Class Y shares and Institutional shares began operations on February 2, 2009. The Class Y shares and Institutional shares performance was calculated using the historical performance of the Class A
		shares for the periods prior to February 2, 2009.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,171
Annual Return 2002	rr_AnnualReturn2002	(35.76%)
Annual Return 2003	rr_AnnualReturn2003	39.74%
Annual Return 2004	rr_AnnualReturn2004	8.52%
Annual Return 2005	rr_AnnualReturn2005	9.07%
Annual Return 2006	rr_AnnualReturn2006	0.10%
Annual Return 2007	rr_AnnualReturn2007	17.15%
Annual Return 2008	rr_AnnualReturn2008	(39.32%)
Annual Return 2009	rr_AnnualReturn2009	35.54%
Annual Return 2010	rr_AnnualReturn2010	20.50%
Annual Return 2011	rr_AnnualReturn2011	(8.21%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	0.66%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.66%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.57%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,261
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,748
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.81%)
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,661
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.01%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,274
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.86%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.38%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.84% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Growth Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information" on page 71 in the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	0.19%	1.00%	none
Other Expenses		0.39%	0.55%	0.38%	0.43%
Total Annual Fund Operating Expenses		1.35%	1.45%	2.09%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)		(0.14%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.45%	1.95%	0.95%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 1.95% and 0.95% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Expense Example, with Redemption, 1 Year	690	648	298	97
Expense Example, with Redemption, 3 Years	964	759	641	343
Expense Example, with Redemption, 5 Years	1,258	892	1,111	609
Expense Example, with Redemption, 10 Years	2,093	1,735	2,410	1,369

Expense Example, No Redemption Touchstone Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	148	198
Expense Example, No Redemption, 3 Years	459	641
Expense Example, No Redemption, 5 Years	792	1,111
Expense Example, No Redemption, 10 Years	1,735	2,410

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A large cap company has a market capitalization found within the Russell 1000 Index
(between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell
1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Large Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2009 +14.98% Worst Quarter: 4th Quarter 2008 -23.90% The year to date return for the Fund's Class A shares as of June 30, 2012 is 9.62%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on December 19, 1997, Class B shares and Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class B and Class C shares and November 10, 2004 for Class Y shares. For the Class B and Class C shares, performance for this period has been restated to reflect the impact of Class B shares and Class C shares fees and expenses, respectively.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(1.15%)	1.82%	3.60%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.15%)	1.80%	3.60%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.74%)	1.55%	3.13%
Class B	Class B Return Before Taxes	(0.01%)	2.42%	3.58%
Class C	Class C Return Before Taxes	3.11%	2.39%	3.51%
Class Y	Class Y Return Before Taxes	5.19%	3.26%	4.39%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Large Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information" on page 71 in the Fund's Statement of Additional
		Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A large cap company has a market capitalization found within the Russell 1000 Index
(between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell
1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the
		security and, if necessary, replace it.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.
Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks
		under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Large Cap Growth Fund - Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +14.98% Worst Quarter: 4th Quarter 2008 -23.90% The year to date return for the Fund's Class A shares as of June 30, 2012 is 9.62%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on December 19, 1997, Class B shares and Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class B and Class C shares and November 10, 2004 for Class Y shares. For the Class B and Class C shares, performance for this period has been restated to reflect the impact of Class B
		shares and Class C shares fees and expenses, respectively.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,093
Annual Return 2002	rr_AnnualReturn2002	(26.70%)
Annual Return 2003	rr_AnnualReturn2003	35.60%
Annual Return 2004	rr_AnnualReturn2004	17.12%
Annual Return 2005	rr_AnnualReturn2005	16.37%
Annual Return 2006	rr_AnnualReturn2006	(3.91%)
Annual Return 2007	rr_AnnualReturn2007	26.42%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	25.88%
Annual Return 2010	rr_AnnualReturn2010	19.16%
Annual Return 2011	rr_AnnualReturn2011	4.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,369
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.39%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 1.95% and 0.95% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
TOUCHSTONE VALUE FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Value Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Value Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.81%	0.56%	0.42%	0.31%
Total Annual Fund Operating Expenses		1.81%	2.31%	1.17%	1.06%
Fee Waiver and/or Expense Reimbursement	[2]	(0.81%)	(0.56%)	(0.42%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.00%	1.75%	0.75%	0.65%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75%, 0.75% and 0.65% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.08%, 1.83%, 0.83% and 0.68% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Value Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	671	278	77	66
Expense Example, with Redemption, 3 Years	995	638	309	272
Expense Example, with Redemption, 5 Years	1,386	1,157	583	521
Expense Example, with Redemption, 10 Years	2,480	2,579	1,364	1,235

Expense Example, No Redemption (USD $)	Touchstone Value Fund Class C
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	638
Expense Example, No Redemption, 5 Years	1,157
Expense Example, No Redemption, 10 Years	2,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 15.30% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests in equity securities of large and mid-cap companies
(generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC
("Barrow Hanley") believes are undervalued. Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection -- research and analysis -- to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley's investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more attractive.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Value Fund - Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2003 +20.19% Fourth Quarter 2008 -19.56% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 9.30%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on September 10, 1998, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Value Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(1.76%)	(2.65%)	1.61%
Class Y	Class Y Return Before Taxes	4.45%	(1.24%)	2.47%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	3.78%	(2.42%)	0.63%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	2.88%	(1.53%)	1.80%
Institutional	Institutional Return Before Taxes	4.56%	(1.13%)	2.53%
Russell 1000 Growth Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 15.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in equity securities of large and mid-cap companies
(generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC
("Barrow Hanley") believes are undervalued. Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection -- research and analysis -- to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley's investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more
		attractive.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the
Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell
1000 Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Value Fund - Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2003 +20.19% Fourth Quarter 2008 -19.56% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 9.30%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on September 10, 1998, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of Class A
		shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,480
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	(2.65%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,579
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,579
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,364
Annual Return 2002	rr_AnnualReturn2002	(10.46%)
Annual Return 2003	rr_AnnualReturn2003	25.46%
Annual Return 2004	rr_AnnualReturn2004	6.82%
Annual Return 2005	rr_AnnualReturn2005	(0.99%)
Annual Return 2006	rr_AnnualReturn2006	14.40%
Annual Return 2007	rr_AnnualReturn2007	1.35%
Annual Return 2008	rr_AnnualReturn2008	(36.31%)
Annual Return 2009	rr_AnnualReturn2009	26.57%
Annual Return 2010	rr_AnnualReturn2010	10.07%
Annual Return 2011	rr_AnnualReturn2011	4.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	0.63%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	1.80%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,235
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	2.53%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75%, 0.75% and 0.65% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.08%, 1.83%, 0.83% and 0.68% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[4]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund
TOUCHSTONE CONSERVATIVE ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with current income and preservation of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Conservative Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Conservative Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.47%	0.48%	0.80%	0.47%
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.53%	2.29%	1.61%	1.28%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.59%)	(0.60%)	(0.92%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		0.94%	1.69%	0.69%	0.69%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Conservative Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	665	272	70	70
Expense Example, with Redemption, 3 Years	947	626	366	316
Expense Example, with Redemption, 5 Years	1,280	1,141	739	615
Expense Example, with Redemption, 10 Years	2,221	2,554	1,788	1,465

Expense Example, No Redemption (USD $)	Touchstone Conservative Allocation Fund Class C
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,141
Expense Example, No Redemption, 10 Years	2,554

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 12.81% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      20-40%                      60-80%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.
For information on the underlying funds, please see the section entitled
"Additional Information Regarding the Underlying Funds" under "Investment
Strategies and Risks" in the Fund's prospectus.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a ignificant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
   These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
   The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o   Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.
       Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o   Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o   Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United
   States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
   the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers'
   ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
   Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average aturity of a portfolio of mortgage-backed securities and, therefore, to assess he volatility risk of that portfolio. In addition, mortgage-
   backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S.
   Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are
   not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan
   Marketing Association, or only by the credit of the issuing agency, such as Federal
   Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500
Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Conservative Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +9.41% Third Quarter 2008 -7.11%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Conservative Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(3.18%)	2.95%	4.13%	Sep 30, 2004
Class C	Class C Return Before Taxes	1.06%	3.39%	4.22%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	3.06%	4.44%	5.25%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	3.07%	4.44%	5.25%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	2.02%	2.71%	3.79%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	1.99%	2.80%	3.68%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE CONSERVATIVE ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover
		rate of the Fund was 12.81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      20-40%                      60-80%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.
For information on the underlying funds, please see the section entitled
"Additional Information Regarding the Underlying Funds" under "Investment
		Strategies and Risks" in the Fund's prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a ignificant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
   These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
   The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o   Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.
       Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o   Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o   Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United
   States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
   the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers'
   ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
   Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average aturity of a portfolio of mortgage-backed securities and, therefore, to assess he volatility risk of that portfolio. In addition, mortgage-
   backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S.
   Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are
   not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan
   Marketing Association, or only by the credit of the issuing agency, such as Federal
   Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500
Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Conservative Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +9.41% Third Quarter 2008 -7.11%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	626
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,465
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	7.75%
Annual Return 2007	rr_AnnualReturn2007	8.18%
Annual Return 2008	rr_AnnualReturn2008	(13.56%)
Annual Return 2009	rr_AnnualReturn2009	18.86%
Annual Return 2010	rr_AnnualReturn2010	8.48%
Annual Return 2011	rr_AnnualReturn2011	3.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund
TOUCHSTONE BALANCED ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation and current income.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Balanced Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Balanced Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.49%	0.45%	0.82%	3.55%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses		1.68%	2.39%	1.76%	4.49%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.61%)	(0.57%)	(0.94%)	(3.67%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.07%	1.82%	0.82%	0.82%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Balanced Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	678	285	84	84
Expense Example, with Redemption, 3 Years	987	662	410	813
Expense Example, with Redemption, 5 Years	1,351	1,196	815	1,783
Expense Example, with Redemption, 10 Years	2,373	2,659	1,950	4,252

Expense Example, No Redemption (USD $)	Touchstone Balanced Allocation Fund Class C
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	662
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,659

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 5.65% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      50-70%                      30-50%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
Risks" in the Fund's prospectus.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because
   U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the
   U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
   companies and that less public information about their operations may exist.
   There is risk associated with the clearance and settlement procedures in
   non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.
   An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.
   It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association.
   Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and
   Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500
Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Balanced Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +14.93% Fourth Quarter 2008 -12.37%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Balanced Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(4.64%)	0.93%	4.01%	Sep 30, 2004
Class C	Class C Return Before Taxes	(0.57%)	1.38%	4.11%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	1.35%	2.38%	5.12%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	1.45%	2.37%	5.12%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	0.68%	0.77%	3.77%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	0.94%	1.13%	3.67%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE BALANCED ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover
		rate of the Fund was 5.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      50-70%                      30-50%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
		Risks" in the Fund's prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because
   U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the
   U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
   companies and that less public information about their operations may exist.
   There is risk associated with the clearance and settlement procedures in
   non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.
   An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector.
   It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association.
   Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and
   Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500
Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Balanced Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +14.93% Fourth Quarter 2008 -12.37%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,373
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,659
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,950
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.55%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.49%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.67%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,252
Annual Return 2005	rr_AnnualReturn2005	6.80%
Annual Return 2006	rr_AnnualReturn2006	11.94%
Annual Return 2007	rr_AnnualReturn2007	8.79%
Annual Return 2008	rr_AnnualReturn2008	(26.02%)
Annual Return 2009	rr_AnnualReturn2009	24.44%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	1.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.37%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund
TOUCHSTONE MODERATE GROWTH ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Moderate Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Moderate Growth Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.52%	0.47%	0.79%	41.43%
Acquired Fund Fees and Expenses		0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		1.87%	2.57%	1.89%	42.53%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.69%)	(0.64%)	(0.96%)	(41.60%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.18%	1.93%	0.93%	0.93%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Moderate Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	688	296	95	95
Expense Example, with Redemption, 3 Years	1,031	706	446	4,960
Expense Example, with Redemption, 5 Years	1,434	1,277	880	8,145
Expense Example, with Redemption, 10 Years	2,557	2,831	2,087	9,990

Expense Example, No Redemption (USD $)	Touchstone Moderate Growth Allocation Fund Class C
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,277
Expense Example, No Redemption, 10 Years	2,831

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 8.53% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      70-90%                      10-30%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
Risks" in the Fund's prospectus.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because
   U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
   As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.
   An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in
   REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others
   are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student
   Loan Marketing Association, or only by the credit of the issuing agency, such as
   Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite
1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Moderate Growth Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +17.75% Fourth Quarter 2008 -18.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Moderate Growth Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(6.12%)	(1.28%)	3.21%	Sep 30, 2004
Class C	Class C Return Before Taxes	(2.21%)	(0.88%)	3.27%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	(0.16%)	0.13%	4.33%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	(0.18%)	0.17%	4.34%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	(0.77%)	(1.11%)	3.30%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(0.12%)	(0.52%)	3.21%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MODERATE GROWTH ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover
		rate of the Fund was 8.53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      70-90%                      10-30%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
		Risks" in the Fund's prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because
   U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
   As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.
   Non-investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk: The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.
   An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in
   REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others
   are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student
   Loan Marketing Association, or only by the credit of the issuing agency, such as
   Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite
1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Moderate Growth Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +17.75% Fourth Quarter 2008 -18.10%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,557
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,277
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,831
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,087
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	41.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	42.53%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(41.60%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,990
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	15.07%
Annual Return 2007	rr_AnnualReturn2007	8.69%
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	12.36%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund
TOUCHSTONE GROWTH ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Growth Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.58%	0.55%	0.51%	1.38%
Acquired Fund Fees and Expenses	[1]	0.93%	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses		2.01%	2.73%	1.69%	2.56%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.75%)	(0.72%)	(0.68%)	(1.55%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.26%	2.01%	1.01%	1.01%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	696	304	103	103
Expense Example, with Redemption, 3 Years	1,062	741	429	559
Expense Example, with Redemption, 5 Years	1,493	1,345	818	1,136
Expense Example, with Redemption, 10 Years	2,689	2,979	1,909	2,708

Expense Example, No Redemption (USD $)	Touchstone Growth Allocation Fund Class C
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	741
Expense Example, No Redemption, 5 Years	1,345
Expense Example, No Redemption, 10 Years	2,979

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 7.78% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation

       90-100%                      0-10%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.  For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
Risks" in the Fund's prospectus.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk:  Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
      Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
      Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
   U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
   As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S.
   markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets
   (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can nvest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.
   By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S.
   Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are
   not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan
   Marketing Association, or only by the credit of the issuing agency, such as
   Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to
November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Growth Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +20.62% Fourth Quarter 2008 -23.79%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns Touchstone Growth Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(7.85%)	(3.21%)	2.78%	Sep 30, 2004
Class C	Class C Return Before Taxes	(3.98%)	(2.80%)	2.84%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	(2.06%)	(1.81%)	3.88%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	(2.14%)	(1.85%)	3.85%	Sep 30, 2004
After Taxes on Distributions Institutional	Institutional Return After Taxes on Distributions	(4.97%)	(3.27%)	2.71%	Sep 30, 2004
After Taxes on Distributions and Sales Institutional	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(1.41%)	(2.27%)	2.75%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE GROWTH ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 71 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 89.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover
		rate of the Fund was 7.78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation

       90-100%                      0-10%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.  For information on the underlying funds, please see the section entitled "Additional
Information Regarding the Underlying Funds" under "Investment Strategies and
		Risks" in the Fund's prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest: Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk: During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of (ADRs) American Depositary Receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk:  Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
   The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
      Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
      Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
   U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
   As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S.
   markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers
      (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool. An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets
   (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can nvest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.
   REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price. An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss. In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.
   By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S.
   Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are
   not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan
   Marketing Association, or only by the credit of the issuing agency, such as
   Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to
November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Growth Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +20.62% Fourth Quarter 2008 -23.79%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,689
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.85%)
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	741
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,979
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	(2.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,708
Annual Return 2005	rr_AnnualReturn2005	10.31%
Annual Return 2006	rr_AnnualReturn2006	17.89%
Annual Return 2007	rr_AnnualReturn2007	7.88%
Annual Return 2008	rr_AnnualReturn2008	(42.04%)
Annual Return 2009	rr_AnnualReturn2009	30.55%
Annual Return 2010	rr_AnnualReturn2010	14.00%
Annual Return 2011	rr_AnnualReturn2011	(2.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver.